RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class A
Related party transactions
Annual percentage of sponsor fees charged by the Fund based on month-end net assets	1.50%
Class C
Related party transactions
Annual percentage of sponsor fees charged by the Fund based on month-end net assets	2.50%
Class I
Related party transactions
Annual percentage of sponsor fees charged by the Fund based on month-end net assets	1.10%
Financial Data Services, Inc.
Related party transactions
Fees allocated to Fund	$ 189,331	$ 209,488	$ 226,250
Fees payable	$ 34,694	$ 33,843
Financial Data Services, Inc. | Minimum
Related party transactions
Fee rate paid by MLAI based on aggregate net assets (as a percent)	0.016%
Fee rate based on aggregate asset level (as a percent)	0.018%
Financial Data Services, Inc. | Maximum
Related party transactions
Fee rate paid by MLAI based on aggregate net assets (as a percent)	0.02%
Fee rate based on aggregate asset level (as a percent)	0.02%
BAC
Related party transactions
Interest rate under the Interest Earning Program on U.S. dollar cash balances	federal funds rate
Margin on interest rate under the Interest Earning Program on U.S. dollar cash balances (as a percent)	0.20%
Floor rate (as a percent)	0.00%
MLPF&S
Related party transactions
Average round-turn commission rate (in dollars per round-turn)	4.08	4.48	5.48